MINERAL PROPERTIES, PLANT AND EQUIPMENT - Exploration and evaluation assets (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Proceeds from sale of exploration and evaluation assets		$ 100,000
Property, plant and equipment	$ 1,207,629	1,207,629	$ 1,500,512
Loss on sale of exploration and evaluation asset		132,149
Cost
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Property, plant and equipment	1,512,417	1,512,417	1,689,192	$ 1,641,764
Exploration and evaluation assets
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Property, plant and equipment	38,384	38,384	262,578
Exploration and evaluation assets | Cost
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Property, plant and equipment	38,384	38,384	$ 262,578	$ 252,007
Snowfield
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Proceeds from sale of exploration and evaluation assets	$ 100,000
Return royalty on production from property	1.50%
Contingent asset	$ 20,000	20,000
Potential offset against contingent asset	15,000
Snowfield | Exploration and evaluation assets
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Loss on sale of exploration and evaluation asset	132,149
Snowfield | Exploration and evaluation assets | Cost
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Property, plant and equipment	$ 232,149	$ 232,149